OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
OTHER CURRENT LIABILITIES
Schedule of other current liabilities

	March 31,	December 31,
	2025	2024
Royalty payable – ONRR	$55,225	$27,896
Installment agreement – ONRR	6,485	19,681
Total other current liabilities	$61,710	$47,577

	December 31,	December 31,
	2024	2023
Royalty payable – ONRR	$27,896	$45,059
Installment agreement – ONRR	19,681	—
Total other current liabilities	$47,577	$45,059